UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-7046

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2006–June 30, 2007

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

The Registrant is the successor issuer to Institutional Portfolio and adopted the Registration Statement of Institutional Portfolio effective April 16, 2007.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Liquid Reserves Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Master Portfolio Trust. Prior thereto, the fund was a trust under the laws of the State of New York known as Liquid Reserves Portfolio. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, U.S. Treasury Reserves Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Master Portfolio Trust. Prior thereto, the fund was a trust under the laws of the State of New York known as U.S. Treasury Reserves Portfolio. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Tax Free Reserves Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Master Portfolio Trust. Prior thereto, the fund was a trust under the laws of the State of New York known as Tax Free Reserves Portfolio. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Prime Cash Reserves Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Master Portfolio Trust. Prior thereto, the fund was a series of Institutional Portfolio. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Institutional Enhanced Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Master Portfolio Trust. Prior thereto, the fund was a series of Institutional Portfolio. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, SMASh Series C Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Master Portfolio Trust. Prior thereto, the fund was a series of Institutional Portfolio. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, SMASh Series EC Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Master Portfolio Trust. Prior thereto, the fund was a series of Institutional Portfolio. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, SMASh Series M Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Master Portfolio Trust. Prior thereto, the fund was a series of Institutional Portfolio. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, SMASh Series MEC Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Master Portfolio Trust. Prior thereto, the fund was a series of Institutional Portfolio. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10407
Reporting Period: 07/01/2006 - 06/30/2007
Master Portfolio Trust

======================= INSTITUTIONAL ENHANCED PORTFOLIO =======================

========================== LIQUID RESERVES PORTFOLIO ===========================

======================== PRIME CASH RESERVES PORTFOLIO =========================

=========================== SMASH SERIES C PORTFOLIO ===========================

========================== SMASH SERIES EC PORTFOLIO ===========================

=========================== SMASH SERIES M PORTFOLIO ===========================

========================== SMASH SERIES MEC PORTFOLIO ==========================

========================= TAX FREE RESERVES PORTFOLIO ==========================

======================= U.S. TREASURY RESERVES PORTFOLIO =======================
========== END NPX REPORT
</PRE>

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 30, 2007